AB Active ETFs, Inc.

ABTax-Aware Intermediate Municipal ETF

Portfolio of Investments

February 28, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.6%
Long-Term Municipal Bonds – 88.7%
Alabama – 4.3%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2044	$1,000	$1,109,527
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	2,250	2,482,046
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2022-E 5.00%, 05/01/2053	1,000	1,047,466
Series 2026-B 5.00%, 12/01/2034	1,035	1,142,877
Black Belt Energy Gas District (Goldman Sachs Group) Series 2024-B 5.00%, 10/01/2055	2,750	3,000,267
Series 2026-E 5.00%, 07/01/2033(a)	1,000	1,084,209
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,100	1,129,631
Black Belt Energy Gas District (Pacific Life Insurance) Series 2026-F 5.00%, 12/01/2035	1,000	1,099,440
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2040	1,250	1,397,114
5.25%, 10/01/2044	100	108,788
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035	1,000	1,093,113
Energy Southeast A Cooperative District (Morgan Stanley) Series 2024-B 5.25%, 07/01/2054	1,460	1,612,081
Lauderdale County Agriculture Center Authority (Lauderdale County Agriculture Center Authority Spl Tax) Series 2024 5.00%, 07/01/2041	1,000	1,099,971
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	200	218,514
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	500	526,165

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	$400	$430,204
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	1,100	1,198,804
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	1,000	1,119,864
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055	750	823,664

		21,723,745

Arizona – 2.4%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2023 5.25%, 11/01/2053	1,000	1,033,061
Series 2024 5.00%, 11/01/2044	150	160,834
5.00%, 11/01/2049	1,000	1,033,756
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.875%, 03/01/2055(b)	1,000	1,034,052
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	300	306,292
5.00%, 09/01/2052	1,000	1,021,203
Series 2024 4.00%, 06/01/2049	2,000	2,057,503
Industrial Development Authority of the City of Phoenix Arizona (The) (Downtown Phoenix Student Housing) Series 2018-A 5.00%, 07/01/2037	1,000	1,019,588
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(b)	400	400,280
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2019-A 4.125%, 09/01/2042	250	250,057
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2025-C 5.00%, 01/01/2046	2,000	2,187,050

	Principal Amount (000)	U.S. $ Value

Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	$1,500	$1,670,652

		12,174,328

California – 8.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.00%, 07/01/2032	1,000	1,137,817
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	1,575	1,677,952
Series 2024C 5.00%, 08/01/2055	3,200	3,461,954
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024G 5.00%, 11/01/2055	750	790,502
Series 2025-A 5.00%, 01/01/2056	1,000	1,071,299
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	1,250	1,399,925
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	200	214,937
California Community Choice Financing Authority (Morgan Stanley) Series 2026-A 3.908% (SOFR + 1.45%), 04/01/2056(c)	1,000	999,971
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	500	557,773
Series 2025G 5.00%, 12/01/2035	1,000	1,126,164
California Community Choice Financing Authority (Pacific Life Insurance) Series 2024-F 5.00%, 02/01/2055	750	823,300
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	100	85,800
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.25%, 12/01/2044	1,000	1,067,210
Series 2025 5.00%, 12/01/2035	1,000	1,153,795

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(b)	$2,000	$2,000,673
12.00%, 01/01/2065(b)	945	510,300
California Municipal Finance Authority (California Municipal Finance Authority Municipal Certificates Series 2026-1) Series 2026-1 4.05%, 07/20/2041(a)	1,000	1,011,168
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2033	500	531,842
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2055(b)	1,000	1,039,459
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-A 5.00%, 06/01/2055	1,000	1,065,185
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2020-C 5.00%, 05/15/2045	1,000	1,037,489
Series 2022 5.50%, 05/15/2038	2,000	2,244,690
Series 2025 5.25%, 05/15/2045	500	546,484
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(b)	100	70,470
County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2025-A 5.00%, 07/01/2039	1,000	1,129,207
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	455	48,510
Series 2022 5.00%, 06/01/2051	1,460	1,451,783
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024-C 5.00%, 07/01/2041	500	556,911

	Principal Amount (000)	U.S. $ Value

M-S-R Energy Authority (Citigroup, Inc.) Series 2009-C 7.00%, 11/01/2034	$1,000	$1,241,718
San Francisco Bay Area Rapid Transit District (San Francisco Bay Area Rapid Transit District) Series 2017 4.00%, 08/01/2037	300	304,347
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044	1,000	1,029,915
Series 2023-E 5.00%, 05/01/2033	1,000	1,158,131
5.50%, 05/01/2037	1,545	1,794,627
Series 2024 5.00%, 05/01/2034	500	586,029
5.25%, 05/01/2042	1,250	1,396,292
Series 2025-D 5.50%, 05/01/2055	1,000	1,075,865
San Francisco Intl Airport (SFO Fuel Co. LLC) Series 2019 5.00%, 01/01/2047	1,000	1,013,119
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,000	1,138,965
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2034	1,000	1,158,727
5.00%, 07/01/2040	1,000	1,112,523
State of California (State of California) Series 2024 5.00%, 08/01/2044	200	223,512

		42,046,340

Colorado – 2.2%
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2047	1,000	1,030,408
Series 2022-D 5.50%, 11/15/2029	1,000	1,108,982
5.75%, 11/15/2045	1,315	1,437,724
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2031	305	325,591
5.00%, 12/01/2034	400	464,291
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.50%, 04/01/2044(b)	100	102,005

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	$250	$234,611
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2025 5.00%, 09/01/2035	1,000	1,156,389
Regional Transportation District (Regional Transportation District COP) Series 2025 5.00%, 06/01/2038	1,500	1,753,011
Town of Vail CO (Town of Vail CO COP) Series 2025 5.50%, 12/01/2064	3,000	3,223,332

		10,836,344

Connecticut – 1.1%
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group) Series 2022 4.00%, 07/01/2036	1,000	1,030,566
4.00%, 07/01/2037	1,000	1,021,999
4.00%, 07/01/2039	1,000	1,009,730
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 6.375%, 10/01/2045	300	314,268
State of Connecticut (State of Connecticut) Series 2024-A 5.00%, 01/15/2028	2,000	2,107,895

		5,484,458

District of Columbia – 3.1%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024-A 5.125%, 06/01/2034(b)	1,000	1,052,680
District of Columbia (KIPP DC Obligated Group) Series 2017-B 5.00%, 07/01/2037	200	204,949
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 02/28/2030	1,000	1,081,274
5.50%, 02/28/2034	1,000	1,166,408
5.50%, 08/31/2034	1,000	1,175,193
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2025-A 5.00%, 06/01/2044	1,000	1,106,214

	Principal Amount (000)	U.S. $ Value

Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2020-A 5.00%, 10/01/2033	$250	$273,620
Series 2022-A 5.00%, 10/01/2031	345	387,653
Series 2023-A 5.00%, 10/01/2035	1,000	1,121,383
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2010-B 6.50%, 10/01/2044(d)	1,000	1,067,465
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Prerefunded - US Treasuries) AG Series 2009 6.50%, 10/01/2041(d)	1,275	1,306,297
Washington Convention & Sports Authority (Washington Convention & Sports Authority Ded Tax) Series 2018-A 5.00%, 10/01/2026	1,200	1,218,660
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2020-A 5.00%, 07/15/2045	400	415,976
Series 2023 5.25%, 07/15/2053	2,235	2,346,316
Series 2024 5.25%, 07/15/2059	1,750	1,837,278

		15,761,366

Florida – 5.8%
Brevard County Health Facilities Authority (Health First Obligated Group) Series 2022 5.00%, 04/01/2042	1,350	1,440,185
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2034(b)	150	153,787
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 5.00%, 06/01/2058(b)	1,000	906,384
5.25%, 06/01/2044(b)	500	502,874
Capital Trust Authority (Mason Classical Academy) Series 2024 5.00%, 06/01/2054(b)	1,150	1,083,369

	Principal Amount (000)	U.S. $ Value

Capital Trust Authority (QSH/St Augustine LLC) Series 2026 8.50%, 07/01/2057(b)	$1,000	$1,005,589
Central Florida Tourism Oversight District (Central Florida Tourism Oversight District) Series 2024-A 5.00%, 06/01/2044	1,000	1,083,192
City of Tampa FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2020 4.00%, 07/01/2038	375	379,568
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.625%, 01/01/2060(b)	100	100,412
County of Broward FL Port Facilities Revenue (County of Broward FL Port Facilities Revenue) Series 2019-B 4.00%, 09/01/2044	1,000	955,157
5.00%, 09/01/2032	1,500	1,594,566
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2044	1,000	1,086,788
Series 2026-A 5.00%, 10/01/2056(a)	1,515	1,667,069
5.25%, 10/01/2037(a)	1,000	1,169,257
County of Miami-Dade FL (County of Miami-Dade FL) Series 2024 5.00%, 04/01/2046	1,000	1,056,894
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2033	1,000	1,147,977
5.00%, 10/01/2034	1,005	1,160,955
5.00%, 10/01/2035	1,000	1,146,526
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2035	1,035	1,141,171
County of Palm Beach FL Airport System Revenue (County of Palm Beach FL Airport System Revenue) Series 2024-B 5.25%, 10/01/2042	300	331,978
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.00%, 07/01/2044	350	347,000
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(b)	250	253,787

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(b)	$1,000	$1,001,779

Florida Higher Educational Facilities Financing Authority (Florida Institute of Technology) Series 2019 5.00%, 10/01/2036	155	161,221

Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(b)	1,000	1,010,826

Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2024 5.00%, 10/01/2034	500	580,469
5.25%, 10/01/2040	1,095	1,233,303

Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.50%, 11/01/2037	1,000	1,096,037

Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2044	300	326,945

Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2044	500	540,464

Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2024 5.25%, 10/01/2048	255	257,307

Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2036	700	760,628
Series 2025 5.00%, 11/01/2043	1,000	1,046,462

School Board of Miami-Dade County (The) (Miami-Dade County School Board Foundation COP) Series 2025-A 5.00%, 05/01/2026	1,000	1,004,533

Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.20%, 05/01/2039(b)	250	253,168

		28,987,627

Georgia – 3.5%

Bulloch County Public Facilities Authority (County of Bulloch GA Sales & Use Tax Revenue) AG Series 2025 5.00%, 12/15/2026	1,200	1,225,753

	Principal Amount (000)	U.S. $ Value

City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2022-A 5.00%, 07/01/2047	$1,310	$1,376,658
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2042	1,100	1,169,794
5.00%, 10/01/2043	1,140	1,201,406
5.25%, 10/01/2049	1,000	1,035,352
5.25%, 10/01/2054	1,050	1,076,994
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	1,555	1,648,237
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2043	1,000	1,024,260
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2024-B 5.00%, 12/01/2054	2,000	2,190,893
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	1,000	1,089,121
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2063	700	700,946
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	2,000	2,340,770
Savannah Economic Development Authority (SSU Community Development I) Series 2021 4.00%, 06/15/2038	1,000	1,024,913
Savannah Hospital Authority (St. Joseph’s/Candler Health System Obligated Group) Series 2019 4.00%, 07/01/2039	500	502,331

		17,607,428

Guam – 0.6%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2024-A 5.25%, 10/01/2040	385	420,952
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 07/01/2039	270	297,472

	Principal Amount (000)	U.S. $ Value

Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2033	$1,000	$1,028,235
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,000	994,410

		2,741,069

Hawaii – 0.5%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	250	180,081
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2022-A 5.00%, 07/01/2047	1,000	1,028,947
Series 2025-C 5.00%, 07/01/2041	1,000	1,107,008

		2,316,036

Illinois – 6.6%
Chicago Board of Education (Chicago Board of Education) Series 2017-A 7.00%, 12/01/2046(b)	1,000	1,028,000
Series 2021-A 5.00%, 12/01/2036	120	122,555
Series 2023-A 5.00%, 12/01/2034	100	104,955
6.00%, 12/01/2049	1,300	1,346,620
Series 2025-B 6.00%, 12/01/2043	1,000	1,081,960
Chicago Midway International Airport (Chicago Midway Intl Airport) Series 2024-C 5.00%, 01/01/2033	1,000	1,127,694
5.00%, 01/01/2034	1,000	1,138,943
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.00%, 01/01/2036	500	562,053
Series 2024-B 5.25%, 01/01/2053	1,000	1,048,034
Series 2024-C 5.00%, 01/01/2034	1,000	1,143,445
5.25%, 01/01/2042	250	275,916
Series 2025-A 5.00%, 01/01/2037	1,000	1,127,702
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2049	1,535	1,582,888
Series 2026-A 5.00%, 12/01/2043	1,000	1,103,199

	Principal Amount (000)	U.S. $ Value

City of Chicago IL (City of Chicago IL) Series 2024-B 5.00%, 01/01/2034	$1,000	$1,088,832
Series 2025-B 5.50%, 01/01/2040	1,000	1,105,413
Illinois Finance Authority (Advocate Aurora Health Obligated Group) Series 2014 4.00%, 08/01/2038	1,000	999,993
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(b)	100	101,529
4.125%, 12/01/2050(b)	1,000	1,015,287
Series 2025 4.80%, 12/01/2043(b)	1,000	1,049,797
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2017-A 5.00%, 01/01/2042	2,245	2,317,473
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017 0.00%, 12/15/2042(d)	100	79,898
Series 2020 5.00%, 06/15/2050	1,000	1,003,107
Series 2022 4.00%, 12/15/2042	1,375	1,356,914
NATL Series 2002 Zero Coupon, 06/15/2035	150	110,997
Sales Tax Securitization Corp. (Sales Tax Securitization) Series 2025-A 5.00%, 01/01/2041	1,000	1,110,133
State of Illinois (State of Illinois) Series 2020 5.50%, 05/01/2039	1,085	1,173,590
Series 2020-B 4.00%, 10/01/2033	100	103,455
4.00%, 10/01/2035	1,000	1,022,841
Series 2021-A 5.00%, 12/01/2026	200	203,882
Series 2023-B 5.50%, 05/01/2047	1,000	1,054,441
Series 2024 5.00%, 02/01/2039	1,000	1,112,455
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2025 5.00%, 06/15/2038	1,000	1,132,478
5.00%, 06/15/2041	1,000	1,103,557
Series 2025-B 5.00%, 06/15/2040	1,000	1,113,013

	Principal Amount (000)	U.S. $ Value

Upper Illinois River Valley Development Authority (High Point Residence Fox Valley Obligated Group) Series 2025 7.00%, 11/01/2060	$1,000	$991,622

		33,144,671

Indiana – 2.0%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(b)	100	102,749
City of Whiting IN (BP PLC) Series 2025 4.20%, 06/01/2044	2,000	2,165,293
Hancock County Redevelopment Authority (County of Hancock IN Mt Comfort North Allocation Area No. 1 Lease) Series 2025 5.00%, 08/15/2036	1,150	1,336,838
Indiana Finance Authority (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2043	1,000	1,100,514
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054	1,265	1,287,792
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044	1,000	957,785
Indianapolis Local Public Improvement Bond Bank (Indianapolis Local Public Improvement Bond Bank) Series 2025 5.00%, 01/15/2039	1,000	1,139,347
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 6.00%, 03/01/2053	150	157,095
Series 2023-F 7.75%, 03/01/2067	100	110,577
BAM Series 2023 5.25%, 03/01/2067	1,600	1,671,861

		10,029,851

Iowa – 0.0%
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	1,200	177,437

	Principal Amount (000)	U.S. $ Value

Kentucky – 1.8%
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.00%, 01/01/2033	$1,885	$2,140,694
5.00%, 01/01/2035	1,095	1,249,829
5.25%, 01/01/2044	350	376,405
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	1,155	1,259,022
Series 2025-C 5.00%, 05/01/2036	2,000	2,198,315
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055	500	535,742
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.25%, 04/01/2054	200	220,010
Series 2025-A 5.25%, 06/01/2055	1,000	1,080,780

		9,060,797

Louisiana – 1.3%
City of New Orleans LA (City of New Orleans LA) Series 2024-A 5.00%, 12/01/2041	1,000	1,074,360
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.50%, 09/01/2054	100	102,737
Louisiana Stadium & Exposition District (Louisiana Stadium & Exposition District) Series 2023-A 5.00%, 07/01/2038	2,000	2,238,140
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.25%, 01/01/2040	1,000	1,110,308
5.25%, 01/01/2045	1,000	1,059,802
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	500	508,681
State of Louisiana Gasoline & Fuels Tax Revenue (State of Louisiana Gasoline & Fuels Tax Revenue) Series 2024-A 5.00%, 05/01/2039	200	226,588

		6,320,616

Maine – 0.5%
Finance Authority of Maine (Casella Waste Systems) Series 2024 4.625%, 12/01/2047(b)	1,000	1,045,073

	Principal Amount (000)	U.S. $ Value

Maine Governmental Facilities Authority (State of Maine Lease) Series 2025-A 5.25%, 10/01/2044	$1,460	$1,625,349

		2,670,422

Maryland – 0.9%
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	1,070	1,085,545
Maryland Stadium Authority (Baltimore City Public Schools Construction & Revitalization Program) Series 2018 5.00%, 05/01/2036	445	466,167
State of Maryland (State of Maryland) Series 2020 5.00%, 08/01/2027	1,000	1,041,532
State of Maryland Department of Transportation (Baltimore/Washington Intl Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2046	1,000	1,028,359
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2024 5.25%, 08/01/2043	1,000	1,104,105

		4,725,708

Massachusetts – 4.4%
City of Quincy MA (City of Quincy MA) Series 2022-B 5.00%, 07/01/2047	1,000	1,053,451
Series 2025 5.00%, 07/24/2026	1,000	1,010,266
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2025-A 5.00%, 04/01/2044	1,000	1,110,748
5.00%, 04/01/2045	2,500	2,744,796
5.00%, 04/01/2055	1,500	1,573,639
Series 2025-F 5.00%, 08/01/2049	1,000	1,065,579
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048	1,000	1,075,447
Series 2025-B 5.25%, 07/01/2055	2,000	2,147,739
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2015-D 5.00%, 07/01/2044	500	500,259

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.25%, 01/01/2042	$1,000	$1,005,454
Series 2017-A 5.00%, 01/01/2040	500	507,029
Series 2025 5.25%, 01/01/2043	460	483,011
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.50%, 08/15/2050	1,000	1,053,471
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2065	1,000	1,045,772
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2025 5.00%, 07/01/2045	1,000	1,042,258
Massachusetts Port Authority (Massachusetts Port Authority) Series 2021-E 5.00%, 07/01/2038	975	1,054,329
5.00%, 07/01/2046	1,500	1,546,955
University of Massachusetts Building Authority (University of Massachusetts) Series 2017-1 5.25%, 11/01/2042	2,000	2,057,443

		22,077,646

Michigan – 0.9%
City of Detroit MI (City of Detroit MI) Series 2023-C 6.00%, 05/01/2043	1,000	1,129,081
Michigan State Hospital Finance Authority (Corewell Health Obligated Group) Series 2025-A 5.00%, 08/15/2046	2,500	2,646,742
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) AG Series 2018 4.50%, 06/30/2048	1,000	943,594

		4,719,417

Minnesota – 0.7%
City of Center City MN (Hazelden Betty Ford Foundation) Series 2025 5.00%, 11/01/2044	160	168,615
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2035	1,000	1,158,701
5.00%, 05/01/2042	500	547,472
City of Woodbury MN (Math & Science Academy/MN) Series 2025 5.50%, 06/01/2055(b)	500	479,305

	Principal Amount (000)	U.S. $ Value

Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.00%, 01/01/2036	$1,000	$1,132,247

		3,486,340

Mississippi – 0.4%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2034	715	808,505
5.50%, 07/01/2050	900	939,325

		1,747,830

Missouri – 0.2%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2025-A 5.00%, 04/01/2040	1,000	1,190,860

Nebraska – 0.4%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	1,000	1,069,747
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	1,000	1,089,749

		2,159,496

Nevada – 0.2%
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2044	300	323,629
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(b)	370	199,800
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2035	235	250,865

		774,294

New Hampshire – 1.4%
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041	998	1,055,243

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	$100	$100,022
New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(b)	100	100,170
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	99	97,306
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.75%, 04/28/2042	1,000	1,064,948
5.875%, 12/15/2033(b)	828	829,120
New Hampshire Business Finance Authority (NFA 2025-2) Series 2025-2, Class A1 4.219%, 11/20/2042	995	1,000,456
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.25%, 06/01/2045	1,000	1,062,309
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	1,000	1,000,018
New Hampshire Business Finance Authority (University of Nevada Reno) BAM Series 2023 4.50%, 06/01/2053	960	933,958

		7,243,550

New Jersey – 2.0%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AG Series 2006-C Zero Coupon, 12/15/2033	100	80,722
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2022 4.00%, 06/15/2039	1,390	1,425,862
Series 2022-A 4.00%, 06/15/2039	1,085	1,116,397
4.00%, 06/15/2040	1,000	1,024,607
Series 2023-A 4.25%, 06/15/2044	1,000	1,016,264
Series 2023-B 5.25%, 06/15/2050	1,950	2,068,061
Series 2024-A 4.00%, 06/15/2042	1,200	1,217,205
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2025-A 5.00%, 06/15/2045	1,000	1,085,409

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	$940	$929,968

		9,964,495

New York – 8.4%
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.00%, 07/01/2032	555	612,335
City of New York NY (City of New York NY) Series 2025-A 5.00%, 08/01/2035	1,000	1,189,606
5.00%, 08/01/2046	1,000	1,070,683
Series 2025-E 5.00%, 08/01/2041	1,000	1,124,114
Empire State Development Corp. (New York State Sales Tax) Series 2024-A 5.00%, 03/15/2047	1,000	1,064,184
Empire State Development Corp. (State of New York Pers Income Tax) Series 2020-A 4.00%, 03/15/2038	1,000	1,026,602
Long Island Power Authority (Long Island Power Authority) Series 2024-A 5.00%, 09/01/2049	1,000	1,063,183
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2017 Zero Coupon, 11/15/2033	425	338,563
Series 2020-C 4.75%, 11/15/2045	400	404,696
Series 2024-A 5.25%, 11/15/2049	1,060	1,117,610
Series 2024-B 5.00%, 11/15/2039	330	371,415
Series 2025 5.25%, 11/15/2045	1,895	2,059,172
Monroe County Industrial Development Corp./NY (Eugenio Maria de Hostos Charter School) Series 2024 5.00%, 07/01/2044(b)	150	149,864
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2021-B 4.00%, 06/15/2045	1,000	989,895
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2037	1,030	1,191,380
Series 2025 5.00%, 05/01/2046	1,000	1,072,648

	Principal Amount (000)	U.S. $ Value

Series 2025-H 5.25%, 11/01/2045	$1,000	$1,105,723
New York Liberty Development Corp. (Goldman Sachs Headquarters) Series 2007 5.50%, 10/01/2037	1,000	1,231,447
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2024-A 5.00%, 03/15/2039	2,225	2,550,012
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2032	1,000	1,034,789
Series 2023 5.625%, 04/01/2040	500	535,151
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2041	1,000	1,064,791
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2054	500	514,460
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 6.00%, 06/30/2054	1,995	2,093,017
Series 2025 6.00%, 06/30/2059	1,000	1,066,387
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	250	250,098
5.25%, 01/01/2050	100	100,035
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	1,000	1,099,124
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2020-2 4.00%, 07/15/2037	900	916,212
Series 2022 5.25%, 08/01/2041	855	934,536
5.25%, 08/01/2047	1,285	1,351,921
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	100	103,263
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2022-C 5.25%, 05/15/2052	1,500	1,572,394
Series 2026 5.00%, 02/01/2028	2,350	2,480,213

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax) Series 2025 5.00%, 12/01/2046	$500	$533,418
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 02/01/2028	1,000	1,054,829
5.00%, 03/01/2028	1,000	1,057,194
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.00%, 05/15/2054	1,065	1,106,435
5.25%, 05/15/2064	1,000	1,050,134
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2030	1,000	1,103,257
5.00%, 09/01/2034	1,125	1,224,431

		41,979,221

North Carolina – 1.4%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2023 5.00%, 07/01/2037	1,300	1,449,387
County of Guilford NC (County of Guilford NC) Series 2017-B 4.00%, 05/01/2033	1,140	1,160,101
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2023 5.25%, 07/01/2042	1,000	1,086,421
Nash Health Care Systems (Nash Health Care Systems) Series 2025 5.75%, 02/01/2050	1,000	1,082,389
North Carolina Medical Care Commission (United Methodist Retirement Homes Obligated Group) Series 2025 5.00%, 10/01/2050	1,000	1,025,242
Raleigh Durham Airport Authority (Raleigh Durham Airport Authority) Series 2015-A 5.00%, 05/01/2029	1,225	1,227,650

		7,031,190

Ohio – 1.8%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055	1,000	825,714

	Principal Amount (000)	U.S. $ Value

Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.25%, 01/01/2042	$1,800	$1,980,936
5.50%, 01/01/2050	1,955	2,083,035
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(b)	100	85,059
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,080,366
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.00%, 10/01/2034	1,140	1,243,496
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2042	400	416,211
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2063	1,190	1,217,631

		8,932,448

Oklahoma – 0.6%
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.00%, 01/01/2045	1,000	1,081,143
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2040	1,000	1,138,042
University of Oklahoma (The) (University of Oklahoma/The) BAM Series 2024-A 5.00%, 07/01/2044	890	970,617

		3,189,802

Oregon – 0.1%
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2047	500	457,007

Other – 0.2%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML21) Series 2024-ML21, Class AUS 4.615%, 08/25/2041	99	105,362
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2026-M 4.64%, 10/25/2040	1,000	1,067,680

		1,173,042

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 2.8%
Adams County General Authority (Gettysburg College) Series 2025 5.00%, 08/15/2043	$660	$715,113
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2022 5.25%, 05/01/2042(b)	1,000	1,040,257
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2030	100	107,742
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2015-B 5.00%, 07/01/2032	1,000	1,001,750
Series 2020-A 5.00%, 11/01/2045	1,000	1,045,440
AG Series 2024-C 5.25%, 09/01/2049	1,000	1,074,725
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2024 4.00%, 08/15/2043	200	203,332
Series 2026 5.00%, 04/01/2027	1,500	1,546,922
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	1,000	1,006,148
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2039	300	330,862
6.00%, 06/30/2061	1,000	1,062,819
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(b)	250	269,335
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-A 5.00%, 02/15/2039	1,145	1,242,269

	Principal Amount (000)	U.S. $ Value

Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) AG Series 2024 5.25%, 11/01/2048	$1,250	$1,327,711
Philadelphia Gas Works Co. (Philadelphia Gas Works) Series 2024 5.00%, 08/01/2030	1,000	1,111,184
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2019-A 5.00%, 09/01/2044	1,000	1,044,519

		14,130,128

Puerto Rico – 0.3%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-A 0.00%, 11/01/2051	1,000	317,500
Series 2022-C Zero Coupon, 11/01/2043	154	105,300
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2008-W 5.50%, 07/01/2021(e) (f)	1,050	700,875
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	100	113,251
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 5.00%, 07/01/2058	100	97,944

		1,334,870

South Carolina – 2.0%
South Carolina Jobs-Economic Development Authority (Beaufort Memorial Hospital Obligated Group) Series 2024 5.50%, 11/15/2044	395	415,213
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.00%, 11/01/2038	1,000	1,127,608
5.25%, 11/01/2044	2,095	2,292,010
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2028	1,000	1,055,113

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 5.80%, 12/01/2050	$1,000	$1,021,526
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2021-A 4.00%, 12/01/2035	1,000	1,049,285
Series 2025-A 5.00%, 12/01/2043	1,000	1,102,288
Series 2025-B 5.00%, 12/01/2044	500	544,609
Series 2026-A 5.00%, 12/01/2034(a)	1,000	1,182,487

		9,790,139

Tennessee – 1.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	505	498,831
Series 2016-B Zero Coupon, 12/01/2031(b)	100	74,023
Metropolitan Government of Nashville & Davidson County TN (Metropolitan Govt of Nashville & Davidson County TN) Series 2024-C 4.00%, 01/01/2044	1,500	1,494,923
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2041	1,290	1,435,557
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.25%, 06/01/2056(b)	1,100	1,067,123
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	1,385	1,534,085
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	1,000	1,098,872

		7,203,414

Texas – 6.4%
Aledo Independent School District (Aledo Independent School District) Series 2023 5.00%, 02/15/2042	1,000	1,078,707

	Principal Amount (000)	U.S. $ Value

Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2024 5.00%, 06/15/2064(b)	$1,000	$915,386
Series 2025 5.00%, 06/15/2030(b)	1,000	1,037,659
Arlington Independent School District/TX (Prerefunded - US Treasuries) Series 2017 5.00%, 02/15/2036	1,000	1,000,075
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2019-B 5.00%, 08/15/2049	1,000	1,126,134
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-C 5.00%, 08/15/2038	100	113,730
City of Austin TX (City of Austin TX) Series 2023 5.00%, 09/01/2034	1,095	1,284,135
City of Dallas TX (City of Dallas TX) Series 2024-C 5.00%, 02/15/2032	1,000	1,148,510
City of Georgetown TX Utility System Revenue (City of Georgetown TX Utility System Revenue) BAM Series 2024 5.00%, 08/15/2044	1,535	1,648,162
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) AG Series 2023 5.00%, 07/01/2038	500	551,465
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.25%, 07/15/2034	1,000	1,107,783
5.50%, 07/15/2036	1,000	1,110,699
5.50%, 07/15/2038	1,000	1,099,767
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2021-A 5.00%, 02/01/2037	1,250	1,371,308
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.25%, 11/01/2039	1,000	1,135,862
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital Obligated Group) Series 2026-A 5.00%, 12/01/2029	1,000	1,096,883
5.00%, 12/01/2036	1,000	1,188,637

	Principal Amount (000)	U.S. $ Value

Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-B 5.00%, 12/01/2036	$300	$316,184
Lewisville Independent School District (Lewisville Independent School District) Series 2025 5.00%, 08/15/2039	1,000	1,138,096
Lower Colorado River Authority (Lower Colorado River Authority) Series 2024 5.00%, 05/15/2040	1,000	1,107,817
AG Series 2022 5.00%, 05/15/2034	1,000	1,118,955
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	1,000	1,004,053
North East Texas Regional Mobility Authority (North East Texas Regional Mobility Authority) Series 2025-A 5.00%, 01/01/2041	1,000	1,100,551
North Texas Tollway Authority (North Texas Tollway Authority) Series 2024-B 5.00%, 01/01/2032	1,000	1,144,413
North Texas Tollway Authority (North Texas Tollway System) AG Series 2008 Zero Coupon, 01/01/2033	1,000	829,225
Zero Coupon, 01/01/2035	1,000	770,129
AG Series 2008D Zero Coupon, 01/01/2034	1,000	800,460
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(b)	1,000	912,583
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.125%, 01/01/2044(b)	100	100,106
Sherman Independent School District/TX (Sherman Independent School District/TX) Series 2023-B 5.00%, 02/15/2041	1,475	1,628,024
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.539% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(c)	715	717,351
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-B 5.50%, 01/01/2054	200	226,135

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	$1,000	$1,102,287
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3) Series 2019 5.00%, 06/30/2058	100	99,917

		32,131,188

Utah – 0.6%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2023-A 5.50%, 07/01/2053	2,000	2,102,672
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2024 5.50%, 10/15/2044	500	530,889
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	200	207,872

		2,841,433

Virginia – 1.3%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	1,000	1,001,457
Hampton Roads Transportation Accountability Commission (Prerefunded - US Govt Agencies) Series 2021-A 5.00%, 07/01/2026	2,450	2,473,010
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	1,000	1,050,852
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 7.00%, 09/01/2059	100	109,712
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 07/01/2041	1,000	977,885
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044	1,000	1,005,602

		6,618,518

Washington – 2.9%
City of Federal Way WA (City of Federal Way WA) Series 2024 5.00%, 12/01/2049	1,000	1,055,181

	Principal Amount (000)	U.S. $ Value

King & Snohomish Counties School District No. 417 Northshore (King & Snohomish Counties School District No. 417 Northshore) Series 2024 5.00%, 12/01/2040	$100	$113,787
Port of Seattle WA (Port of Seattle WA) Series 2019 5.00%, 04/01/2044	1,000	1,027,035
Series 2024 5.25%, 07/01/2049	1,000	1,047,459
Series 2025-B 5.00%, 10/01/2029	1,000	1,088,552
5.00%, 10/01/2039	1,555	1,745,272
State of Washington (State of Washington COP) Series 2017-A 5.00%, 07/01/2031	1,000	1,037,879
State of Washington (State of Washington) Series 2023-2 5.00%, 08/01/2037	1,500	1,719,200
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	2,000	2,116,516
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 5.00%, 09/01/2045	1,000	1,042,250
Series 2025 4.00%, 03/01/2041	1,000	1,011,395
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/01/2050	297	300,321
Washington State Housing Finance Commission (WSHFC 2025-1) Series 2025-1, Class A1 4.079%, 08/20/2063	995	983,554

		14,288,401

West Virginia – 0.2%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2023 5.00%, 06/01/2041	1,000	1,089,985

Wisconsin – 2.7%
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A1 4.126%, 01/20/2041	1,000	997,702
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	595	619,884

	Principal Amount (000)	U.S. $ Value

Series 2025 6.375%, 07/01/2045	$1,000	$1,074,313
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration) Series 2024 5.00%, 08/01/2027(b)	150	151,006
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	100	46,818
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2060(b)	500	455,577
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(b)	1,000	315,069
Wisconsin Public Finance Authority (PRG - The Grounds LLC) Series 2025 5.00%, 07/01/2035	1,000	1,155,571
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,000	1,057,057
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2047	1,000	1,013,289
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(b)	100	102,274
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	1,875	1,963,749
5.75%, 12/31/2065	1,000	1,045,822
6.50%, 06/30/2060	2,135	2,375,484
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2045	500	500,223
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-Muni Certificates) Series 2026 3.625%, 06/15/2063	480	480,688

		13,354,526

Total Long-Term Municipal Bonds (cost $433,535,798)		444,717,483

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 8.9%
Arizona – 0.4%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 1.90%, 01/01/2046(g)	$1,590	$1,590,000
Arizona Industrial Development Authority (Phoenix Children’s Hospital) Series 2024 1.90%, 02/01/2048(g)	260	260,000

		1,850,000

California – 0.3%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Water System Revenue) Series 2024, Class A 1.10%, 10/01/2054(g)	600	600,000
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	1,000	1,008,689

		1,608,689

Colorado – 1.1%
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County) Series 2008 1.90%, 02/01/2038(g)	495	495,000
Colorado Educational & Cultural Facilities Authority (Miami Beach Jewish Community Center) Series 2022 1.90%, 07/01/2041(g)	1,000	1,000,000
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center) Series 2012 1.90%, 01/01/2039(g)	350	350,000
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2025 5.00%, 06/30/2026	1,150	1,160,086
Series 2026 5.00%, 06/30/2026	2,500	2,522,639

		5,527,725

Connecticut – 0.2%
City of Danbury CT (City of Danbury CT) Series 2026 4.00%, 02/22/2027	1,000	1,017,380

	Principal Amount (000)	U.S. $ Value

Florida – 0.4%
School District of Broward County/FL (School District of Broward County/FL) Series 2025 4.00%, 06/25/2026	$2,000	$2,010,354

Georgia – 0.2%
Cobb County School District (Cobb County School District) Series 2026 4.00%, 12/15/2026	1,000	1,013,779

Hawaii – 0.2%
State of Hawaii Department of Budget & Finance (Queen’s Health Systems Obligated Group) Series 2025 1.55%, 07/01/2060(g)	1,200	1,200,000

Idaho – 0.3%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 1.95%, 03/01/2048(g)	1,370	1,370,000

Illinois – 0.1%
Illinois Finance Authority (University of Chicago Medical Center Obligated Group) Series 2023 1.85%, 08/01/2043(g)	655	655,000

Maryland – 0.4%
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System Obligated Group) Series 2024 1.85%, 06/01/2046(g)	450	450,000
1.85%, 06/01/2048(g)	810	810,000
Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System Obligated Group) Series 2008 1.85%, 07/01/2041(g)	600	600,000

		1,860,000

Massachusetts – 0.2%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 09/29/2026	1,000	1,015,109

Michigan – 0.1%
Green Lake Township Economic Development Corp. (Interlochen Center for the Arts) Series 2023 1.90%, 06/01/2034(g)	700	700,000

	Principal Amount (000)	U.S. $ Value

Missouri – 0.2%
Health & Educational Facilities Authority of the State of Missouri (St. Louis University/US) Series 2013-B 2.00%, 10/01/2035(g)	$860	$860,000

New Jersey – 1.0%
City of Hoboken NJ (City of Hoboken NJ) Series 2025-A 4.00%, 03/10/2026	1,000	1,000,370
County of Hudson NJ (County of Hudson NJ) Series 2026 4.00%, 02/24/2027	1,000	1,016,705
Jersey City Redevelopment Agency (Jersey City Redevelopment Agency) Series 2025 5.00%, 12/09/2026	1,000	1,017,719
Monmouth County Improvement Authority (The) (Monmouth County Improvement Authority/The) Series 2026 4.00%, 03/12/2027(a)	1,000	1,017,397
Township of Gloucester NJ (Township of Gloucester NJ) Series 2025-A 4.00%, 07/21/2026	1,008	1,014,661

		5,066,852

New York – 1.7%
City of New York NY (City of New York NY) Series 2008-L 1.95%, 04/01/2038(g)	3,725	3,725,000
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2017-A 1.90%, 11/01/2031(g)	490	490,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 03/06/2026	1,000	1,000,181
4.00%, 08/21/2026	1,120	1,129,099
Series 2026 4.00%, 03/05/2027(a)	1,000	1,017,994
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025
2.86% (MUNIPSA + 0.98%), 05/01/2026(c)	1,000	1,000,000

		8,362,274

North Carolina – 0.1%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AG Series 2017-E 1.90%, 01/15/2044(g)	570	570,000

	Principal Amount (000)	U.S. $ Value

Ohio – 0.7%
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2019 2.00%, 11/15/2045(g)	$3,280	$3,280,000

Pennsylvania – 0.1%
Delaware Valley Regional Finance Authority (Delaware Valley Regional Finance Authority) Series 2024-B 1.90%, 09/01/2059(g)	500	500,000

South Carolina – 0.4%
Berkeley County School District (Berkeley County School District) Series 2025-A 5.00%, 06/01/2026	1,000	1,006,808
Orangeburg County School District (Orangeburg County School District) Series 2025 5.00%, 08/13/2026	1,000	1,011,781

		2,018,589

Texas – 0.4%
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group) Series 2024, Class F 1.60%, 08/01/2050(g)	2,000	2,000,000

Virginia – 0.2%
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026	1,000	1,010,520

West Virginia – 0.1%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2018 1.87%, 06/01/2034(g)	600	600,000

Wisconsin – 0.1%
Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin) Series 2023-B 1.90%, 12/01/2033(g)	465	465,000

Total Short-Term Municipal Notes (cost $44,546,398)		44,561,271

Total Municipal Obligations (cost $478,082,196)		489,278,754

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Non-Agency Fixed Rate CMBS – 0.2%
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.912%, 10/15/2042(b) (cost $1,000,000)	$1,000	$1,014,960

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Connecticut Avenue Securities Trust Series 2026-R01, Class 2M1 4.667% (CME Term SOFR + 1.00%), 01/25/2046(b) (c) (cost $951,815)	952	951,815

	Shares

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
BL Train Holdings West LLC, expiring 12/31/2026(f) (h) (i) (cost $0)	7,809	9,761

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(j) (k) (l) (cost $10,933,146)	10,933,146	10,933,146

Total Investments – 100.2% (cost $490,967,157)(m)		502,188,436
Other assets less liabilities – (0.2)%		(887,651)

Net Assets – 100.0%		$501,300,785

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	3.32%	USD	3,317	$(257,235)	$(217,873)	$(39,362)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	17,600	10/15/2029	2.545%	CPI#	Maturity	$(64,448)	$—	$(64,448)
USD	3,100	10/15/2029	2.569%	CPI#	Maturity	(14,989)	—	(14,989)
USD	3,000	10/15/2029	2.485%	CPI#	Maturity	(2,126)	—	(2,126)
USD	1,568	10/15/2029	2.516%	CPI#	Maturity	(3,502)	—	(3,502)
USD	1,566	10/15/2029	2.451%	CPI#	Maturity	1,487	—	1,487
USD	1,566	10/15/2029	2.499%	CPI#	Maturity	(2,188)	—	(2,188)

						$(85,766)	$—	$(85,766)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,300	10/15/2030	1 Day SOFR	4.082%	Annual	$49,313	$—	$49,313
USD	800	10/15/2030	1 Day SOFR	4.092%	Annual	30,702	—	30,702
USD	1,700	12/03/2031	1 Day SOFR	3.967%	Annual	61,467	—	61,467
USD	1,700	12/03/2031	1 Day SOFR	4.212%	Annual	84,388	—	84,388
USD	1,600	12/03/2031	1 Day SOFR	4.088%	Annual	68,484	—	68,484
USD	1,500	12/03/2031	1 Day SOFR	4.036%	Annual	59,961	—	59,961
USD	1,190	12/03/2031	1 Day SOFR	4.146%	Annual	54,759	18	54,741
USD	700	12/03/2031	1 Day SOFR	3.898%	Annual	22,677	(89)	22,766
USD	390	12/03/2031	1 Day SOFR	4.125%	Annual	17,496	—	17,496
USD	13,100	03/12/2032	1 Day SOFR	3.660%	Annual	205,333	—	205,333
USD	2,980	03/12/2032	1 Day SOFR	3.826%	Annual	77,470	—	77,470
USD	5,400	01/03/2033	1 Day SOFR	3.720%	Annual	123,730	—	123,730
USD	5,100	01/03/2033	1 Day SOFR	3.595%	Annual	76,692	—	76,692
USD	3,460	03/15/2033	1 Day SOFR	3.776%	Annual	80,741	—	80,741
USD	4,600	09/25/2035	3.494%	1 Day SOFR	Annual	13,935	—	13,935

						$1,027,148	$(71)	$1,027,219

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $32,151,132 or 6.4% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2026.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2026.
(e)	Defaulted matured security.
(f)	Non-income producing security.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Fair valued by the Adviser.
(j)	The rate shown represents the 7-day yield as of period end.

(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(l)	Affiliated investments.
(m)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,219,873 and gross unrealized depreciation of investments was $(1,096,503), resulting in net unrealized appreciation of $12,123,370.

As of February 28, 2026, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.2% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

ID – Improvement District

MUNIPSA - SIFMA Municipal Swap Index

NATL – National Interstate Corporation

PFA – Public Finance Authority

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Active ETFs, Inc.

AB Tax-Aware Intermediate Municipal ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$444,717,483	$—	$444,717,483
Short-Term Municipal Notes	—	44,561,271	—	44,561,271
Commercial Mortgage-Backed Securities	—	1,014,960	—	1,014,960
Collateralized Mortgage Obligations	—	951,815	—	951,815
Warrants	—	—	9,761	9,761
Short-Term Investments	10,933,146	—	—	10,933,146

Total Investments in Securities	10,933,146	491,245,529	9,761	502,188,436
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,487	—	1,487
Centrally Cleared Interest Rate Swaps	—	1,027,148	—	1,027,148
Liabilities:
Centrally Cleared Credit Default Swaps	—	(257,235)	—	(257,235)
Centrally Cleared Inflation (CPI) Swaps	—	(87,253)	—	(87,253)

Total	$10,933,146	$491,929,676	$9,761	$502,872,583

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$11,334	$55,102	$55,503	$10,933	$90